Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 6:-	SHAREHOLDERS’ EQUITY

1.	All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

a.	The right to be invited and participate in all the Company’s general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company’s general meeting participated.

b.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

c.	The right to participate in the distribution of the Company’s assets upon liquidation.

2.	On June 4, 2026, our shareholders increased our authorized share capital by 16,000,000 shares, such that our authorized share capital is equal to 30,000,000 shares, with no par value

3.	Issuance of ordinary shares and warrants:

On March 4, 2026, the Company entered into an inducement offer letter agreement (the “Inducement Letter”) with a certain holder (the “Holder”) of certain of the Company’s existing warrants to purchase up to 795,869 of the Company’s American Depositary Shares (“ADS”), each ADS representing two ordinary shares, no par value, issued on July 29, 2025 at an exercise price of $9.34 per ADS (the “Existing Warrants”).

Pursuant to the Inducement Letter, the Holder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 795,869 of the Company’s ADSs at a reduced exercise price of $5.00 per ADS in consideration of the Company’s agreement to issue new warrants to purchase ADSs (the “New Warrants”), as described below, to purchase up to an aggregate of 1,591,738 ADSs (the “New Warrant Shares”), at an exercise price of $5.00 per ADS. The Company received aggregate gross proceeds of $4.0 million from the exercise of the Existing Warrants by the Holder, before deducting placement agent fees and other offering expenses payable by the Company.

The transaction was accounted for as a modification of the existing warrants under ASC 815-40. Since the existing warrants and the new warrants qualified for equity classification before and after the transaction, the incremental fair value resulting from the modification, amounting to $133, was recorded as an equity issuance cost.

The Company also agreed to pay the placement agent a cash fee equal to 7.0% of the aggregate gross proceeds received from the Holder’s exercise of the Existing Warrants, as well as a management fee equal to 1.0% of the gross proceeds from the exercise of the Existing Warrants. The Company has also agreed to issue to the placement agent to purchase up to 55,711 ADSs which will have the same terms as the New Warrants except that the Placement Agent Warrants will have an exercise price equal to $6.25 per ADS. Similar to the New Warrants, the Placement Agent Warrants will be immediately exercisable from the date of issuance until the two year anniversary of the effective date of the resale registration statement. In addition, the Company has also agreed to pay the placement agent $91 for other fees.

As part of the Inducement letter, the Company also received gross proceeds of approximately $350 following the exercise of 37,465 Existing Warrants.

4.	Share options plan:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the “2013 Plan”). Under the Company’s 2013 Plan, in May 2023, the Company’s Board of Directors approved to increase number of ordinary shares reserved for issuance to 28,333.

On August 30, 2023, the Company’s board of directors approved the adoption on a new 2023 Share Option Plan (the “2023 Plan”). The Company has 203,333 shares reserved for issuance under the 2023 Plan.

Under the Company’s Plans, the Company may grant its officers, directors, employees and consultants, share options. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

As of June 30, 2026, 23,686 shares are available for future grant under the Company’s 2023 Plans.

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	Six months ended June 30, 2026

Risk-free interest rate	3.93 – 3.67%
Expected volatility	87.10- 92.72%
Dividend yield	0
Contractual life	10
Early Exercise Multiple (Suboptimal Factor)	2.5
Exercise price (NIS)	5.94-6.77

The following table summarizes the Company’s options activity during the Six months ended June 30, 2026:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value	weighted average of the grant date fair value

Outstanding at December 31, 2025	49,533	$87.31	6.6	-	-
Grants	155,000	$2.11	10	-	$0.00
Expired	(68)	$4,479	-	-	-

Outstanding at June 30, 2026	204,465	$23.10	9.0	-	-

Vested and expected to vest at June 30, 2026	204,465	$23.10	9.0	-	-

Exercisable at June 30, 2026	35,104	$111.13	6.7	-	-

Share based expenses recognized in the financial statements:

	Six months ended June 30
	2026	2025

Research and development	$36	$30
General and administrative (*)	56	221

	$92	$251

5.	Warrants to purchase ordinary share:

The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of June 30, 2026:

Issuance date	Number of outstanding Warrants	Exercise price per warrant

January 2023 agent	9,545	$68.75
November 2023	243,377	$17.50
November 2023 agent	13,746	$19.13
August 2024	571,429	$22.50
August 2024 agent	20,000	$21.90
April 2025	17,500	$15.0
July 2025	58,333	$7.50
March 30 2026	3,183,476	$2.50
March 30 2026 agent	111,422	$3.13
	4,228,828

6.	Share split:

On November 10, 2025, a Special General Meeting of Shareholders of the Company approved a reverse split at a ratio of 1:3,000.

Concurrently with the reverse split, the Company effected a corresponding change in the ratio of ordinary shares underlying each of the Company’s American Depositary Shares (ADSs), such that its ratio of ADSs to ordinary shares will change from one (1) ADS representing three hundred (300) ordinary shares to a new ratio of one (1) ADS representing two (2) ordinary shares and no adjustment will be made to the outstanding number of the ADSs of the Company.

For accounting purposes, all share and per share amounts for ordinary shares, preferred shares, warrants, options and loss per share amounts have been adjusted to give retroactive effect to the forward and reverse share splits for all periods presented in these financial statements.

Any fractional shares of more than one-half of one whole share that resulted from the reverse share splits have been rounded up to the nearest whole share.